Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000006618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	$ 10,000		$ 10,048	$ 12,194	$ 11,863	$ 13,735	$ 13,748	$ 18,770	$ 14,812	$ 15,345	$ 18,802	$ 20,170
C000006617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		10,050	12,198	11,865	13,739	13,750	18,777	14,817	15,352	18,806	20,175
C000006615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		9,544	11,670	11,437	13,345	13,455	18,512	14,717	15,364	18,963	20,498
C000006625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		9,822	10,989	10,646	11,926	12,045	14,439	12,311	12,802	15,292	16,735
C000006627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		10,337	11,485	11,038	12,275	12,307	14,640	12,381	12,783	15,166	16,463
C000006628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		10,344	11,485	11,047	12,278	12,313	14,652	12,391	12,789	15,167	16,473
C000006638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Accumulated Value	10,000		10,415	11,855	11,885	14,384	14,031	16,557	16,353	15,247	19,525	21,657
C000006637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Accumulated Value	10,000		10,415	11,859	11,885	14,384	14,032	16,560	16,354	15,249	19,526	21,665
C000006635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (5.75%)
Accumulated Value	9,425		9,887	11,344	11,455	13,968	13,731	16,326	16,245	15,260	19,684	22,006
MSCI World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index (net div)
Accumulated Value	10,000		10,118	12,423	12,567	14,162	14,780	20,755	16,920	18,693	24,988	30,490
Standard And Poors 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Accumulated Value	10,000		10,451	12,921	13,870	15,857	17,397	24,862	21,230	23,383	32,272	39,196
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		10,559	10,683	10,464	11,462	12,108	11,957	9,472	9,635	10,554	11,154
MFS Global Total Return Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Global Total Return Blended Index
Accumulated Value	10,000		10,306	11,720	11,719	13,098	13,805	16,884	13,643	14,599	18,038	20,811
Standard And Poors 500 Utilities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Utilities Index
Accumulated Value	$ 10,000		$ 11,711	$ 13,514	$ 13,649	$ 16,886	$ 16,985	$ 18,800	$ 19,341	$ 17,848	$ 24,735	$ 28,375